Tax Assets (Details) - BRL (R$) R$ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Tax Assets [Line Items]
Other income	R$ 45,177	R$ 26,139	R$ 89,664	R$ 48,889
Other Federal Tax [Member]
Tax Assets [Line Items]
Other income			R$ 54,182		R$ 90,450